Intangible Assets	12 Months Ended
Dec. 31, 2011
Intangible Assets [Abstract]
Intangible Assets
7.	Intangible Assets

	December 31, 2011	December 31, 2010
Opening balance—purchase agreement	$13,671	$—
Addition – vessel purchase options	—	13,645
Impairment – vessel purchase options	(13,645)	—
Addition – software development	61	26
Depreciation – software development	5	—

Closing balance	$92	$13,671

Vessel Purchase Options

On November 8, 2010, the Company signed agreements with the sellers of two 4,250 TEU newbuildings to terminate the purchase obligations under contracts entered into in September 2008 and grant the Company options to purchase the vessels one year later. Intangible assets relating to these purchase options were recognised at the fair value of the purchase options on the date of the agreement.

The purchase options were to be declared by September 16, 2011 for one vessel and October 4, 2011 for the other. The purchase of these vessels was always predicated on achieving a strong return for shareholders by acquiring the vessels, which had time charters attached, at an attractive price and securing financing on favorable terms. As the Company was unable to obtain committed finance on acceptable terms, the intangible assets relating to these purchase options were impaired during the year ended December 31, 2011 and the purchase options have subsequently lapsed (see notes 6 and 14).